COMMITMENTS AND CONTINGENCIES - Royalty Obligations (Details) $ in Millions		12 Months Ended
	Jun. 25, 2009 USD ($) $ / oz	Dec. 31, 2017 USD ($) location	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2009
Corporate and other | Royalty Obligations
Minimum Royalty Obligations
Number of mines subject to minimum royalty obligations | location		1
2018		$ 31
2019		22
Contingent consideration expected to be paid in next 12 months		31
Boddington
Minimum Royalty Obligations
Boddington final interest acquired	33.33%				33.33%
Acquisition price	$ 982
Contingent consideration paid to date		93
Boddington | Royalty Obligations
Minimum Royalty Obligations
Boddington contingent consideration liability	$ 62	7	$ 14
Percentage of average operating margin	50.00%
Operating margin per ounce (in dollars per ounce) | $ / oz	600
Contingent consideration payable as a percentage of gold sales	33.30%
Contingent consideration cash paid		15	$ 6	$ 0
Contingent consideration expected to be paid in next 12 months		3
Contingent consideration, high end of range		7
Maximum | Boddington | Royalty Obligations
Minimum Royalty Obligations
Boddington contingent consideration liability	$ 100	$ 100